Share Based Payments - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Share-based Payment Arrangements [Abstract]
Outstanding, beginning of the year (shares) | shares	2,246,947	1,249,361	647,156
Granted during the year (shares) | shares	1,817,500	1,020,000	750,467
Forfeited during the year (shares) | shares	(141,418)	(12,839)	(105,338)
Expired during the year (shares) | shares	(25,520)	(9,575)	(1,122)
Exercised during the year (shares) | shares	(133,454)	0	(41,802)
Outstanding, end of the year (shares) | shares	3,764,055	2,246,947	1,249,361
Options exercisable, end of the year (shares) | shares	2,164,551	1,327,845	777,245
Outstanding, beginning of the year (cad per share) | $ / shares	$ 5.31	$ 8.73	$ 13.20
Granted during the year (cad per share) | $ / shares	3.19	1.42	4.97
Forfeited during the year (cad per share) | $ / shares	3.84	11.35	11.67
Expired during the year (cad per share) | $ / shares	62.49	29.07	13.78
Exercised during the year (cad per share) | $ / shares	1.81	0	2.96
Outstanding, beginning of the year (cad per share) | $ / shares	4.08	5.31	8.73
Options exercisable, end of the year (cad per share) | $ / shares	$ 4.84	$ 7.22	$ 11.04